ENTITY-WIDE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2018
Segments, Geographical Areas [Abstract]
Schedule of total revenues by geographical location
Total revenues - by geographical location were attributed according to customer residential country as follows:

	Year ended December 31,
	2018	2017	2016
	Total revenues	Total revenues	Total revenues
Sale of products
Israel	$2,893	$6,289	$5,005
United states	13,013	19,004	18,350
Other	7,245	10,760	7,076
	$23,151	$36,053	$30,431

	Year ended December 31,
	2018	2017	2016
	Total revenues	Total revenues	Total revenues
Sale of Services
Israel	$4,031	$3,704	$2,665
United states	41,019	40,047	39,596
Other	24,977	26,723	23,102
	$70,027	$70,474	$65 ,363

Schedule of long-lived assets by geographical location
Total long-lived assets - by geographical location were as follows:
	December 31,
	2018	2017

Israel	$12,894	$12,395
United states	8,530	8,926
Total	$21,424	$21,321